Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense [abstract]
Interest expense	$ (892)	$ (758)	$ (709)
Income/expense arising from discounting long-term liabilities	(65)	(19)	2
Interest expense	$ (957)	$ (777)	$ (707)